Stockholders' Equity - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended	4 Months Ended
	Mar. 18, 2026	Jan. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Stockholders' Equity
Convertible preferred stock, net proceeds			$ 3,472,095
Initial offering period			March 18, 2026
Convertible preferred stock, issued			0	3,661,083
Convertible preferred stock, outstanding			0	3,661,083
Convertible preferred stock, carrying value				$ 19,013,673
Convertible preferred stock, pre-funded warrant issued upon conversion			1,799,970
Proceeds from initial public offering, net of underwriting discounts			$ 16,015,000
Common stock, shares authorized			200,000,000	25,000,000	25,000,000
Common stock, shares issued			11,210,256	1,410,975	1,410,975
Common stock, shares outstanding			10,798,722	911,255	558,511
Nominal exercise price			$ 3.3334
Class of warrant or right, number of securities called by each warrant or right			1
Common stock purchase warrants outstanding			2,999,950
Initial Public Offering
Stockholders' Equity
Shares issued, price per share	$ 5
Convertible preferred stock, gross proceeds	$ 17,300,000
Issuance of common stock under initial public offering	3,450,000
Proceeds from initial public offering, net of underwriting discounts	$ 15,100,000
Underwriting discounts and commissions	1,000,000
Offering costs	$ 1,100,000
Series A-1 Convertible Preferred Stock
Stockholders' Equity
Convertible preferred stock, issued		558,116		1,933,605
Shares issued, price per share		$ 6.2711		$ 6.2711
Convertible preferred stock, gross proceeds		$ 3,500,000
Convertible preferred stock, net proceeds				$ 12,000,000
Issuance costs				$ 100,000
Percentage of outstanding common stock owned			4.99%
Series A Convertible Preferred Stock
Stockholders' Equity
Convertible preferred stock, issued		558,116	558,116
Shares issued, price per share		$ 6.2711	$ 6.2711
Convertible preferred stock, gross proceeds		$ 3,500,000
Convertible preferred stock, net proceeds			$ 3,500,000
Convertible preferred stock, outstanding	4,219,199
Convertible preferred stock, carrying value	$ 22,500,000
Convertible preferred stock, common stock issued upon conversion	6,137,634
Convertible preferred stock, pre-funded warrant issued upon conversion	1,799,970		1,799,970
Nominal exercise price			$ 0.01
Class of warrant or right, number of securities called by each warrant or right			1